Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable
Accounts receivable-third parties	$ 82,434	$ 46,743
Accounts receivable-related parties (Note 24(ii))	1,166	1,222
Allowance for credit losses	(20)	(95)
Accounts receivable, net	$ 83,580	$ 47,870